[Sutherland Asbill & Brennan LLP Letterhead]

June 4, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Initial Registration Statement on Form S-1 for Certain Group
Guaranteed Income Annuity Certificates to be Issued by Genworth
Life and Annuity Insurance Company

Commissioners:

On behalf of Genworth Life and Annuity Insurance Company (the “Company”), we are hereby electronically transmitting for filing under the Securities Act of 1933, an initial registration statement on Form S-1 (the “Registration Statement”) for certain Group Guaranteed Income Annuity Certificates (the “Certificates”).

The Certificates will be issued by the Company pursuant to the terms of a Group Guaranteed Income Annuity Contract. The Certificates will be offered to investment advisory clients of AssetMark Investment Services, Inc., an affiliate of the Company, and are designed to ensure a specified guaranteed income over the life of the owner(s) of the Certificate based on the owner’s (or owners’) AssetMark advisory account, provided all conditions in the Certificate are met, regardless of the actual performance or value of the investments in the AssetMark advisory account. The Certificate will have no cash value or surrender value.

The Company has elected to provide current financial statements and information, and certain other required information, through incorporation by reference from its periodic reports filed under the Securities Exchange Act of 1934, as permitted by General Instruction VII of Form S-1. Exhibits not included herein and certain other information as noted will be filed by pre-effective amendment.

Please contact the undersigned at 202/383-0590 with comments or questions on the Registration Statement.

Sincerely,

/s/ W. Thomas Conner

W. Thomas Conner

WTC/gth

cc:	Heather Harker